INFORMATION ABOUT GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2023
INFORMATION ABOUT GEOGRAPHIC AREAS
20. INFORMATION ABOUT GEOGRAPHIC AREAS
Our operations are primarily within the United States, including Puerto Rico, Canada, and Mexico. Products are also sold from the United States on an export-only basis to portions of Latin America and the Caribbean Basin. The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2023	2022	2021
Revenues:
United States	$6,540,646	$6,578,897	$5,636,929
Canada	374,659	389,119	386,780
Latin America and the Caribbean	368,462	306,328	256,483

Total revenues	$7,283,767	$7,274,344	$6,280,192

December 31,	2023	2022
Long-Lived Assets:
United States	$1,150,736	$1,009,188
Canada	167,314	164,284
Latin America and the Caribbean	19,201	16,003

Total long-lived assets	$1,337,251	$1,189,475

Revenues are attributed to countries based on the location of the store from which the sale occurred. Long-lived assets consist primarily of goodwill and intangible assets, operating lease ROU assets, property and equipment, and our investment in an unconsolidated entity.